Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included in the Company’s unaudited condensed consolidated financial statement. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes for the years ended September 30, 2025, 2024 and 2023. The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and entities it controlled through VIE agreements. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

Uses of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the expected credit losses for receivables, valuation of inventories, useful lives of property, plant and equipment and land use right, the recoverability of long-lived assets, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs. As of March 31, 2026 and September 30, 2025, the Company does not have any cash equivalents.

Short-term investments

Short-term investments

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks or financial institution with maturities within one year. The banks or financial institution invest the Company’s funds in certain financial instruments including money market funds, bonds or mutual funds, with rates of return on these investments ranging from 2.0% to 6.0% per annum. Substantial balance of short-term investments carried at amortized costs using effective interest method that feature principal preservation with a contractually fixed rate. The interest earned is recognized in the unaudited condensed consolidated statements of comprehensive income (loss) over the contractual term of these investments.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. As of March 31, 2026 and September 30, 2025, allowance for credit losses amounted to $175,803 and $153,197, respectively.

Credit Losses

Credit Losses

The Company follows Accounting Standards Update 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology.

The Company’s account receivables and other receivables included in prepaid expenses and other current assets on the unaudited condensed consolidated balance sheets are within the scope of ASC Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable and other receivables balances, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are recorded as allowance for credit losses on the unaudited condensed consolidated statements of comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses.

Inventories, net

Inventories, net

Inventories are stated at lower of cost or net realizable value using the weighted average method. Costs include the cost of raw materials, freight, direct labor and related production overhead. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in cost of revenue in the unaudited condensed consolidated statements of comprehensive income (loss). The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The reversal of inventory written down is prohibited under the U.S. GAAP.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of other receivable, advance to suppliers, prepayment for business acquisition, tax recoverable, prepaid expenses and deferred offering costs. The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the issuance of ordinary shares. Deferred offering costs will be charged to shareholders’ equity upon the completion of issuance of ordinary shares. Should the issuance of ordinary shares prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to the statement of comprehensive income (loss).

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, short-term investments, accounts receivable, net, accounts receivable - related parties, due from a related party, short-term bank loans, accounts payable, due to related parties, and accrued liabilities and other payables, approximate the fair value of the respective assets and liabilities as of March 31, 2026 and September 30, 2025 based upon the short-term nature of the assets and liabilities. The carrying amount of long-term bank loan approximate fair value as the loan is regularly re-priced at market interest rate.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property, plant and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20–25 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Motor vehicles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of comprehensive income (loss).

Leases

Leases

The Company leases offices spaces and employee dormitories, which is classified as operating leases in accordance with ASC Topic 842, Leases (“Topic 842”). Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with an initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. The Company also established a capitalization threshold of $10,000 for lease to be recognized as ROU and lease liability. There was no impairment for operating lease right-of-use lease assets as of March 31, 2026 and September 30, 2025.

Land use rights, net

Land use rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Land use rights are amortized using the straight-line method with the following estimated useful lives:

Useful life
Land use rights	46-50 years

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets with finite lives, primarily property, plant and equipment, operating lease right-of-use assets, land use right and other non-current assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of long-lived assets as of March 31, 2026 and September 30, 2025.

Bank borrowings

Bank borrowings

Bank borrowings represent the Company’s short-term loans and long-term loan obtained from commercial banks for the Company’s working capital and construction of manufacturing facilities. Bank borrowings carry at amortized costs using effective interest method.

Account payable	Accounts payable Accounts payable represents the Company’s liabilities to suppliers for raw materials and goods that have been received as of the reporting date but remain unpaid.
Revenue recognition

Revenue recognition

The Company generates its revenues primarily through sales of its products and recognizes revenue in accordance with ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue.

In accordance to ASC 606, the Company recognizes revenue when it transfers goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company accounts for the revenue generated from sales of its products on a gross basis as the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods. All of the Company’s contracts have one single performance obligation as the promise is to transfer the individual goods to customers, and there are no other separately identifiable promises in the contracts. The Company’s revenue streams are recognized at a point in time when the control of goods is transferred to customer. The Company’s products are sold with no right of return and the Company does not provide other credits or sales incentive to customers. Revenue is reported net of all VAT.

The Company generally offers 10 years warranty for the frame of its wheelchairs, and one year warranty for other parts of wheelchairs, except for “wear items”, i.e. those parts that wear out, such as tires or brake pads, which are covered under a warranty for six months. Historically, warranty costs incurred was immaterial, and the warranty costs for the six months ended March 31, 2026 and 2025 were both $nil.

Contract Assets and Liabilities

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. The Company did not have contract assets as of March 31, 2026 and September 30, 2025. Contract liabilities are recognized for contracts where payment has been received before the controls of goods are transferred to customers. The contract liability balance can vary significantly depending on the timing when cash is received and when the controls of goods are transferred to customers. As of March 31, 2026 and September 30, 2025, other than deferred revenue, the Company had no other contract liabilities or deferred contract costs recorded on its unaudited condensed consolidated balance sheets, and the Company had no material incremental costs for obtaining a contract. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling expenses when incurred.

Disaggregation of Revenues

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by product types and geographic areas, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the six months ended March 31, 2026 and 2025 are as the following:

Geographic information

The summary of the Company’s total revenues by geographic market for the six months ended March 31, 2026 and 2025 was as follows:

	For the Six Months Ended March 31,
	2026	2025
China domestic market	$1,895,534	$2,575,152
Overseas market	7,023,848	7,306,353
Total revenue	$8,919,382	$9,881,505

Revenue by product categories

The summary of the Company’s total revenues by product categories for the six months ended March 31, 2026 and 2025 was as follows:

	For the Six Months Ended March 31,
	2026	2025
Wheelchair	$7,162,863	$7,261,231
Wheelchair components	1,089,865	991,901
Other products	666,654	1,628,373
Total revenue	$8,919,382	$9,881,505

Research and development expenses

Research and development expenses

In connection with the design and development of wheelchair and other living aids products, the Company expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, manufacturing costs, facility costs of the research center, and amortization of land use right, depreciation for property, plant and equipment used in the research and development activities. For the six months ended March 31, 2026 and 2025, research and development expenses were $881,726 and $660,886, respectively.

Non-controlling interest

Non-controlling interest

For the Company’s consolidated subsidiaries, the VIE and the VIE’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s unaudited condensed consolidated balance sheets and have been separately disclosed in the Company’s unaudited condensed consolidated statements of comprehensive income (loss) to distinguish the interests from that of the controlling shareholder.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the six months ended March 31, 2026 and 2025. The Company does not believe there was any uncertain tax provision at March 31, 2026 and September 30, 2025.

The Company’s subsidiaries, the VIE and the VIE’s subsidiaries in China are subject to the income tax laws of the PRC. No income was generated outside the PRC for the six months ended March 31, 2026 and 2025. As of March 31, 2026, all of the Company’s tax returns of its PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

Sales revenue is reported net of VAT. The VAT is based on gross sales price and VAT rates range up to 13% in the six months ended March 31, 2026 and 2025, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on purchased raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying unaudited condensed consolidated financial statements. For domestic sales of wheelchairs, VAT is exempted. Further, when exporting goods, the exporter is entitled to some or all of the refunds of the VAT paid or assessed when the Company completes all the required tax filing procedures. All of the VAT returns filed for the Company have been and remain subject to examination by the tax authorities for five years from the date of filing. VAT tax refunds associated with export sales amounted to $538,385 and $350,626 for the six months ended March 31, 2026 and 2025, respectively.

Loss per share

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants), using the treasury stock method, as if they had been converted at the beginning of the periods presented, or issuance date, if later. In computing diluted EPS, the treasury stock method assumes that outstanding potential ordinary shares are exercised and the proceeds are used to purchase ordinary share at the average market price during the period. Potential ordinary shares may have a dilutive effect under the treasury stock method only when the average market price of the ordinary share during the period exceeds the exercise price of the potential ordinary shares. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2026 and September 30, 2025, there were no dilutive shares.

Risks and uncertainties

Risks and uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations. Global markets continue to experience uncertainty due to ongoing geopolitical tensions, evolving trade and economic policies, economic sanctions, and other macroeconomic developments that may affect global financial markets and supply chains. The uncertainties remain high for global economy, particularly centered around the recent U.S. policy trends, with relatively significant downside risks. The Company has not experienced any material adverse impact on its operations. However, due to the significant uncertainties around the further development of the conflict and U.S. policy, the potential additional sanctions and other volatilities that could be brought to the global market, it is impossible to predict the extent to which the Company’s operation and business may be impacted.

Foreign currency translation

Foreign currency translation

The functional currency for Jin Med and Zhongjin HK is the U.S Dollar (“US$” or “$”). Jin Med and Zhongjin HK currently only serve as holding company and do not have active operation as of the date of this report. The functional currency of the Company’s PRC subsidiaries, the VIE, and the VIE’s subsidiaries, is the Chinese Yuan (“RMB”). The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency of the U.S. Dollars. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended March 31,		For the Year Ended September 30,
	2026	2025	2025
Period-end spot rate	US$1=RMB 6.9038	US$1=RMB 7.2579	US$1=RMB 7.1203
Average rate	US$1=RMB 7.0097	US$1=RMB 7.2323	US$1=RMB 7.2134

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the unaudited condensed consolidated statements of comprehensive income (loss).

Statement of cash flows

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Employee benefit expenses

Employee benefit expenses

The Company’s subsidiaries, the VIE and the VIE’s subsidiaries in the PRC participate in a government-mandated employer social insurance plan pursuant to which certain social security benefits, work-related injury benefits, maternity leave insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries, the VIE and the VIE’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the unaudited condensed consolidated statements of comprehensive income (loss) amounted to $293,893 and $222,391 for the six months ended March 31, 2026 and 2025, respectively.

Segment reporting

Segment reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU commencing October 1, 2024 and the adoption of the ASU does not have a material effect on its unaudited condensed consolidated financial statements.

Based on the criteria established by ASC 280, the Company’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company manages assets on a consolidated basis as reported on the unaudited condensed consolidated balance sheets.

The Company operates as one operating and reportable segment, and as such significant segment expenses are consistent with those reported on the unaudited condensed consolidated statements of comprehensive income (loss), and include cost of revenue and related tax, selling expenses, general and administrative expenses and research and development expenses. Other segment items that are presented on the unaudited condensed consolidated statements of comprehensive income (loss) include interest income, net, other income, net, foreign exchange gain (loss), and provision (benefit) for income taxes. For significant segment expenses and other segment items incurred during the six months ended March 31, 2026 and 2025, refer to Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss). The Company manages assets on a consolidated basis as reported on the unaudited condensed consolidated balance sheets. The Company’s long-lived assets are all located in the PRC.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

Recently issued accounting pronouncements adopted

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance effective October 1, 2025 and the adoption of this ASU did not have a material impact to its unaudited condensed consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2024, FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income (Topic 22): Expense Disaggregation Disclosures”. This ASU requires entities to 1. disclose amounts of (a) purchase of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and, (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities, 2. include certain amounts that are already required to be disclosed under current Generally Accepted Accounting Principles in the same disclosures as other disaggregation requirements, 3. disclose a qualitative description of the amounts remaining in relevant expense captions that are not necessarily disaggregated quantitatively, and 4. disclose the total amount of selling expenses, in annual reporting periods, an entity’s definition of selling expense. The ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. The standard requires, in the notes to the financial statements, disclosure of specified information about certain costs and expenses which includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company plans to adopt this guidance effectively October 1, 2027 and the Company is currently evaluating the impact of adopting this ASU on its unaudited condensed consolidated financial statements.

In May 2025, the FASB issued ASU No. 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Accounting Acquirer in a Business Combination Involving a Variable Interest Entity”. This ASU clarifies that when a business that is a VIE is acquired primarily with equity interests, the determination of the accounting acquirer should follow ASC 805 rather than defaulting to the primary beneficiary under ASC 810. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company plans to adopt this guidance effective October 1, 2027 and the Company is currently evaluating the impact of adopting this ASU on its unaudited condensed consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Company plans to adopt this guidance effectively October 1, 2026 and the adoption of this ASU is not expected to have a material impact on its unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The purpose of this update is to improve the clarity and organization of interim reporting guidance and to enhance the disclosure requirements applicable to interim financial statements. ASU 2025-11 does not change the fundamental principles of interim reporting but clarifies the scope and presentation of required disclosures. A public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2027. An entity other than a public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2028. The Company plans to adopt this guidance effective January 1, 2028 and the Company is currently evaluating the impact of adopting this ASU on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.